Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Number of Options, Outstanding	12,674,486
Granted	2,658,185
Exercised	(162,064)
Forfeited	(63,718)
Expired	(456,534)
Number of Options, Outstanding	14,633,074	12,674,486
Exercisable at December 31, 2021	9,780,237
Weighted Average Exercise Price
Weighted- Average Exercise Price per Share, Outstanding	$ 4.01
Granted	3.35
Exercised	0.68
Forfeited	4.31
Expired	1.23
Weighted- Average Exercise Price per Share, Outstanding	4.01	$ 4.01
Exercisable at December 31, 2021	$ 3.81
Weighted Average Remaining Contractual Life (in years)
Outstanding	6 years 7 months 28 days	6 years 2 months 1 day
Exercisable at December 31, 2021	5 years 5 months 4 days
Aggregate Intrinsic Value
Outstanding	$ 840	$ 54,449
Exercisable at December 31, 2021	840
Fair value of options vested	$ 840
Gelesis
Number of options
Number of Options, Outstanding	4,889,820	5,034,858
Granted		518,684
Exercised		(255,062)
Forfeited		(68,090)
Expired		(340,570)
Number of Options, Outstanding		4,889,820	5,034,858
Exercisable at December 31, 2021		3,704,417
Nonvested at December 31, 2021		1,185,403
Weighted Average Exercise Price
Weighted- Average Exercise Price per Share, Outstanding	$ 10.39	$ 9.26
Granted		18.52
Exercised		0.57
Forfeited		10.98
Expired		1.49
Weighted- Average Exercise Price per Share, Outstanding		10.39	$ 9.26
Exercisable at December 31, 2021		9.21
Nonvested at December 31, 2021		$ 14.10
Weighted Average Remaining Contractual Life (in years)
Outstanding		6 years 2 months 1 day	6 years 1 month 13 days
Exercisable at December 31, 2021		5 years 3 months 10 days
Nonvested at December 31, 2021		8 years 11 months 12 days
Aggregate Intrinsic Value
Exercised		$ 5,304
Outstanding		54,449	$ 14,742
Exercisable at December 31, 2021		45,211
Nonvested at December 31, 2021		9,238
Gelesis | Stock options
Aggregate Intrinsic Value
Fair value of options vested		$ 5,500	$ 3,100